Label	Element	Value
Innovator U.S. Equity Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 4.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.10%
Innovator U.S. Equity Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 456.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 415.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: 542.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.30%)